Subsequent Events	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

Communications with Nasdaq

As previously disclosed, on March 28, 2024, the Company received a hearing decision letter from the Listing Qualifications Staff of the Nasdaq Stock Market LLC (“Nasdaq”) stating that the Nasdaq Hearings Panel (the “Panel”) has granted the Company’s request for continued listing on The Nasdaq Stock Market, subject to the condition that the Company files its annual report on Form 20-F for fiscal year 2023 (the “Annual Report”) with the Securities and Exchange Commission (the “SEC”) on or before May 20, 2024. On April 26, 2024, the Company filed its Annual Report with the SEC. On May 9, 2024, the Company received a letter from Nasdaq informing the Company that it has regained compliance with the filing requirement in Listing Rule 5250(c) regarding the filing of the Annual Report, as required by the Panel’s decision dated March 28, 2024. The Company was also notified that the Panel has determined to monitor the Company’s compliance with the filing requirement in Listing Rule 5250(c) (the “Filing Rule”) through May 9, 2025, in accordance with Nasdaq Listing Rule 5815(d)(4)(B) (the “Panel Monitor”). During the period of the Panel Monitor, in the event the Company becomes non-compliant with the Filing Rule, and notwithstanding Nasdaq Listing Rule 5810(c)(2), the Company will not be permitted to provide a compliance plan for the Staff’s review and the Staff will not be permitted to grant additional time to the Company to regain compliance with the Filing Rule. Instead, the Staff will be obligated to issue a delist determination, at which time the Company may request a new hearing before a hearing panel.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before these financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2024, up through July 26, 2024, when the Company issued the unaudited condensed consolidated financial statements.